Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues
Operating revenues	$ 319,665	$ 301,385	$ 310,046
Operating revenues—Luna Pool collaborative arrangements	12,830
Total operating revenues	332,495	301,385	310,046
Expenses
Brokerage commissions	5,095	4,938	5,142
Voyage expenses	63,372	55,310	61,634
Voyage expenses—Luna Pool collaborative arrangements	12,418
Vessel operating expenses	109,503	111,475	106,719
Depreciation and amortization	76,681	76,173	76,140
General and administrative costs	23,871	20,878	18,931
Other Income	(199)
Total operating expenses	290,741	268,774	268,566
Operating income	41,754	32,611	41,480
Other income/(expense)
Foreign currency exchange gain/(loss) on senior secured bonds	(1,931)	969	2,360
Unrealized (loss)/gain on non-designated derivative instruments	2,762	(615)	(5,154)
Interest expense	(41,080)	(48,611)	(44,908)
Loss on repayment of 7.75% senior unsecured bonds	(479)
Write off of deferred financing costs	(155)	(403)
Interest income	408	920	854
(Loss)/income before income taxes and share of result of equity accounted joint ventures	1,279	(15,129)	(5,368)
Income taxes	(617)	(352)	(333)
Share of result of equity accounted joint ventures	651	(1,126)	(38)
Net (loss)/income	1,313	(16,607)	(5,739)
Net income attributable to non-controlling interest	(1,756)	(99)
Net loss attributable to stockholders of Navigator Holdings Ltd.	$ (443)	$ (16,706)	$ (5,739)
Loss per share attributable to stockholders of Navigator Holdings Ltd.:
Basic and diluted:	$ (0.01)	$ (0.30)	$ (0.10)
Weighted average number of shares outstanding:
Basic:	55,885,376	55,792,711	55,629,023
Diluted:	55,885,376	55,792,711	55,629,023